Exhibit 99.1

World Omni Auto Receivables Trust 2021-B

Monthly Servicer Certificate

May 31, 2025

Dates Covered
Collections Period	05/01/25 - 05/31/25
Interest Accrual Period	05/15/25 - 06/15/25
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/25	118,263,237.06	15,170
Yield Supplement Overcollateralization Amount 04/30/25	1,095,164.71	0
Receivables Balance 04/30/25	119,358,401.77	15,170
Principal Payments	9,279,744.52	342
Defaulted Receivables	102,120.43	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/25	950,899.89	0
Pool Balance at 05/31/25	109,025,636.93	14,819

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.97%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	2,511,610.07	211
Past Due 61-90 days	692,244.05	57
Past Due 91-120 days	151,279.53	11
Past Due 121+ days	0.00	0
Total	3,355,133.65	279

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.05%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.77%
Delinquency Trigger Occurred	NO

Recoveries	94,558.86
Aggregate Net Losses/(Gains) - May 2025	7,561.57
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.08%
Prior Net Losses/(Gains) Ratio	0.34%
Second Prior Net Losses/(Gains) Ratio	-0.42%
Third Prior Net Losses/(Gains) Ratio	-0.36%
Four Month Average	-0.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.40%

Overcollateralization Target Amount	5,319,305.21
Actual Overcollateralization	109,025,636.93
Weighted Average Contract Rate	4.33%
Weighted Average Contract Rate, Yield Adjusted	5.57%
Weighted Average Remaining Term	18.51

Flow of Funds	$ Amount
Collections	9,796,892.45
Investment Earnings on Cash Accounts	11,994.91
Reserve Fund Balance	2,659,652.60
Servicing Fee	(99,465.33)
Aggregate Purchase Amount	110,078,657.25
Transfer to Collection Account	-
Available Funds	122,447,731.88

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	37,411.76
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	3,918,294.92
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	109,025,636.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	9,421,567.27

Total Distributions of Available Funds	122,447,731.88

Servicing Fee	99,465.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 05/15/25	112,943,931.85
Principal Paid	112,943,931.85
Note Balance @ 06/16/25	0.00

Class A-1
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-2
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-3
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-4
Note Balance @ 05/15/25	65,063,931.85
Principal Paid	65,063,931.85
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class B
Note Balance @ 05/15/25	31,920,000.00
Principal Paid	31,920,000.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class C
Note Balance @ 05/15/25	15,960,000.00
Principal Paid	15,960,000.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	82,232.76
Total Principal Paid	112,943,931.85
Total Paid	113,026,164.61

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.42000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.69000%
Interest Paid	37,411.76
Principal Paid	65,063,931.85
Total Paid to A-4 Holders	65,101,343.61

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	31,920,000.00
Total Paid to B Holders	31,947,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	15,960,000.00
Total Paid to C Holders	15,977,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0774904
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	106.4303919
Total Distribution Amount	106.5078823

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.3870849
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	673.1912245
Total A-4 Distribution Amount	673.5783094

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,000.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	1,000.0000000
Total C Distribution Amount	1,001.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	34.69
Noteholders' Principal Distributable Amount	965.31

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/25	2,659,652.60
Investment Earnings	9,635.90
Investment Earnings Paid	(9,635.90)
Deposit/(Withdrawal)	(2,659,652.60)
Balance as of 06/16/25	0.00
Change	(2,659,652.60)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$808,643.18	$787,293.65	$706,560.45
Number of Extensions	71	68	59
Ratio of extensions to Beginning of Period Receivables Balance	0.68%	0.61%	0.51%